Shareholders' Equity (Details) - USD ($)				6 Months Ended
	Jan. 13, 2025	Nov. 28, 2024	Jul. 15, 2024	Jun. 30, 2025	Dec. 31, 2024
Shareholders’ Equity [Line Items]
Ordinary shares, authorized to issue				20,000,000,000	20,000,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0000025	$ 0.0000025
Forward stock split ratio of ordinary shares			1-for-4
Ordinary shares, issued				23,173,413	21,173,413
Ordinary shares, outstanding				23,173,413	21,173,413
Ordinary shares issuable under equity incentive plan		2,000,000
Number of shares shares issued under equity incentive plan		8,800,000
Shares issued, price per share (in Dollars per share)		$ 4.4
General reserve annual appropriate percentage of after tax profits				10.00%
General reserve annual appropriate percentage of registered capital				50.00%
General reserve (in Dollars)				$ 343,077	$ 343,077
Paid in capital and statutory reserve (in Dollars)				$ 13,838,422	$ 5,038,427
IPO [Member]
Shareholders’ Equity [Line Items]
Initial public offering of ordinary shares	2,000,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized to issue				5,000,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.00001
Authorized share capital, value (in Dollars)				$ 50,000